Stock-Based Compensation (Narrative) (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 10, 2020	Mar. 31, 2020	Oct. 25, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock-based compensation expense recorded as a result of modification		$ 400,000
Granted (in dollars per share)		$ 14.69		$ 7.11
Weighted average fair value, shares issued (in dollars per share)		$ 7.73		$ 7.63
2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 0		$ 0	$ 0
Options exercisable (in shares)			0		0	0
2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock reserved for issuance (in shares)			21,208,755
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Expiration period				10 years
Vesting percentage				25.00%
Dividend yield		0.00%		0.00%
Stock option | 2014 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, hurdle rate				8.00%
Performance vesting, change in control percentage				50.00%
Stock option | 2019 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 3,100,000		$ 1,900,000
Vesting period				3 years
Expiration period				10 years
Unrecognized stock-based compensation expense		$ 44,100,000		$ 44,800,000
Unrecognized compensation cost, period for recognition		3 years 7 months 6 days		3 years 9 months 18 days
Stock option | 2019 Stock Plan | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 2,064,000		$ 1,200,000
Stock option | 2019 Stock Plan | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		1,040,000		700,000
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		1,300,000		$ 500,000
Vesting period				4 years
Unrecognized stock-based compensation expense		$ 30,100,000		$ 12,000,000.0
Unrecognized compensation cost, period for recognition		3 years 7 months 6 days		3 years 9 months 18 days
Share price (more than) (in dollars per share)	$ 10			$ 10
Fair value of shares granted		$ 16,900,000		$ 12,800,000
Restricted stock units | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Restricted stock units | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Restricted stock units | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Restricted stock units | Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Restricted stock units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		800,000		$ 300,000
Restricted stock units | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 500,000		$ 200,000